UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21153

        Nuveen Maryland Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 3.9% (2.5% of Total Investments)
$ 2,385	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BBB–	$2,048,453
	9/01/39 – XLCA Insured
380	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	333,708
	5.875%, 9/01/39
700	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	524,461
	Center, Series 2006A, 5.000%, 12/01/31

3,465	Total Consumer Discretionary			2,906,622

	Consumer Staples – 3.2% (2.0% of Total Investments)
2,515	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	2,339,528
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 12.3% (7.8% of Total Investments)
225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	228,659
	Series 2002, 5.125%, 9/01/22
625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	591,319
	Series 2006, 5.625%, 9/01/38
690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	696,948
	Series 2004, 5.250%, 4/01/34
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	617,456
	Series 2004, 5.125%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/12 at 100.00	AA	1,005,480
	University, Series 2002A, 5.000%, 7/01/32
925	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	842,620
	College of Art, Series 2006, 5.000%, 6/01/30
625	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	612,319
	High School, Series 2005A, 6.000%, 5/01/35
710	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	752,586
	Center Project, Series 2005A, 5.000%, 5/01/18
1,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	A+	1,005,050
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 – FGIC Insured
985	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B,	4/11 at 100.00	AA+	997,736
	4.625%, 4/01/21
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	846,288
	5.000%, 10/01/22
890	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	820,010
	5.000%, 11/01/31

9,100	Total Education and Civic Organizations			9,016,471

	Health Care – 28.3% (18.1% of Total Investments)
700	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	A	663,012
	Maryland Medical System, Series 2006, 5.000%, 7/01/31
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	1/09 at 101.00	AAA	1,001,060
	Medical Center, Series 1998, 5.125%, 7/01/33 – FSA Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	778,581
	Hospital, Series 2004, 5.500%, 7/01/36
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,253,163
	General Hospital, Series 2002, 5.800%, 7/01/32
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	Baa1	1,540,700
	Center, Series 2006, 5.000%, 7/01/40
870	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	A3	744,955
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
885	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa2	795,996
	Hospital, Series 2007A, 5.000%, 7/01/29
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	658,679
	Hospital, Series 2002, 5.125%, 7/01/35
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	751,400
	Medical Center, Series 2001, 5.000%, 7/01/34 – MBIA Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	A+	1,014,090
	Hospital, Series 2001, 5.000%, 5/15/21
735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	758,204
	Hospital, Series 2004, Inverse 1003, 10.840%, 7/01/33 (IF)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	948,730
	Institute, Series 2003, 5.500%, 7/01/33
595	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AAA	608,185
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	905,400
	Series 2004, 5.375%, 8/15/24
1,690	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AAA	1,692,721
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
525	5.000%, 7/01/37	7/17 at 100.00	BBB	460,504
340	5.500%, 7/01/42	7/17 at 100.00	BBB	319,433
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	BBB	640,088
	Center, Series 2001, 5.625%, 7/01/31
850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	805,358
	Medical Center, Series 2006, 5.000%, 7/01/36
1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	1,853,672
	Cecil County, Series 2002, 5.625%, 7/01/32
1,220	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB–	1,186,218
	Hospital, Series 2008, 5.750%, 1/01/38
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds,	1/13 at 101.00	Baa2	774,930
	Adventist Healthcare, Series 2003A, 5.750%, 1/01/25
900	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/09 at 100.00	B3	690,993
	5.300%, 7/01/24

21,755	Total Health Care			20,846,072

	Housing/Multifamily – 14.2% (9.1% of Total Investments)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	7/12 at 100.00	Aa2	855,922
	7/01/32 (Alternative Minimum Tax)
1,250	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B2	1,102,463
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt
	University Village, Series 2001:
20	5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	N/R	19,541
150	6.000%, 7/01/33 – ACA Insured	7/11 at 101.00	N/R	137,447
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	419,116
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development
	Bonds, Series 2002B:
515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	457,923
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	2,635,919
4,860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	11/12 at 100.00	AAA	4,814,898
	Bonds, Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22

11,250	Total Housing/Multifamily			10,443,229

	Housing/Single Family – 7.4% (4.8% of Total Investments)
350	Maryland Community Development Administration Department of Housing and Community Development,	3/17 at 100.00	Aa2	320,268
	Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum Tax)
1,280	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	1,285,402
	Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39 (WI/DD, Settling 9/04/08)
595	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	541,843
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,200	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	1,089,444
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	717,021
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)
620	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	529,325
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)
190	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E,	9/14 at 100.00	Aa2	162,501
	4.900%, 9/01/36 (Alternative Minimum Tax)
400	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage Revenue	7/15 at 100.00	Aa2	347,612
	Bonds, Series 2005D, 5.000%, 7/01/36
570	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage Revenue	1/16 at 100.00	Aa2	472,285
	Bonds, Series 2006B, 4.700%, 7/01/37

6,020	Total Housing/Single Family			5,465,701

	Industrials – 2.0% (1.3% of Total Investments)
510	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	468,858
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	979,270
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

1,510	Total Industrials			1,448,128

	Long-Term Care – 3.4% (2.2% of Total Investments)
1,050	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	948,560
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	369,860
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
280	5.000%, 1/01/17	No Opt. Call	N/R	264,712
520	5.250%, 1/01/27	1/17 at 100.00	N/R	437,154
540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	BBB+	453,119
	Retirement Community, Series 2007, 4.750%, 7/01/34

2,790	Total Long-Term Care			2,473,405

	Tax Obligation/General – 22.4% (14.3% of Total Investments)
1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002,	4/12 at 101.00	AA	1,038,860
	4.375%, 4/01/17
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
845	5.000%, 3/01/21	3/16 at 100.00	AAA	898,193
650	5.000%, 3/01/21	3/16 at 100.00	AAA	690,918
380	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	421,751
1,260	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	1/12 at 101.00	AA	1,315,528
	2002, 4.400%, 1/15/16
500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006,	No Opt. Call	AA+	548,900
	5.000%, 11/01/20
	Frederick, Maryland, General Obligation Bonds, Series 2005:
710	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AA	782,519
535	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AA	575,355
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	1,079,930
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	2,062,639
	2005A, 5.000%, 7/01/15
1,440	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,609,848
	2006, 5.000%, 5/01/16
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AAA	1,075,230
	Series 2003A, 5.000%, 10/01/17
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,076,910
	Series 2004C, 5.000%, 12/01/11
1,000	St. Mary’s County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA	1,090,270
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,105,010
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,105,010
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16

15,170	Total Tax Obligation/General			16,476,871

	Tax Obligation/Limited – 31.7% (20.3% of Total Investments)
750	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A,	1/15 at 101.00	N/R	634,823
	5.350%, 7/01/34
1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	1,077,950
	Series 2003A, 5.000%, 5/01/15
135	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	BBB+	135,543
	Bonds, Series 2001A, 5.600%, 7/01/20 – RAAI Insured
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	403,079
	5.750%, 7/01/34
5,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	5,709,946
	5.500%, 2/01/16
2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,233,528
	Headquarters Building, Series 2002, 4.750%, 6/01/22
450	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	487,440
	Parking Garage, Series 2002A, 5.000%, 9/15/13
2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue	9/12 at 100.00	AA+	3,171,355
	Parking Project, Series 2002A, 5.250%, 9/15/16
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center
	Facilities, Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,529,943
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,683,990
460	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	393,475
	2005, 5.200%, 7/01/34
575	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	465,359
	2005, 5.250%, 7/01/35
1,200	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	1,193,592
	7/01/31 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	BBB–	1,013,960
1,205	5.250%, 7/01/20	7/12 at 100.00	BBB–	1,208,856
1,275	5.250%, 7/01/21	7/12 at 100.00	BBB–	1,276,441
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA	729,855
	5.500%, 7/01/19 – MBIA Insured

22,420	Total Tax Obligation/Limited			23,349,135

	Transportation – 3.1% (2.0% of Total Investments)
2,210	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AAA	2,275,107
	2007, 5.000%, 7/01/30 – FSA Insured (UB)

	U.S. Guaranteed – 17.2% (11.0% of Total Investments) (4)
10	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvements,	5/09 at 101.00	AAA	10,334
	Series 1999, 5.000%, 5/15/19 (Pre-refunded 5/15/09)
255	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (4)	283,693
	(Pre-refunded 7/01/16) – AMBAC Insured
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
100	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	106,298
100	5.800%, 9/01/30 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	106,372
100	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AAA	103,932
	7/01/17 (Pre-refunded 7/01/09)
110	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	BBB+ (4)	118,971
	Bonds, Series 2001A, 5.600%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured
280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (4)	311,111
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
285	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AA (4)	310,214
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A (4)	796,130
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
855	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	986,738
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,525	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	1,629,432
	(Pre-refunded 7/01/10) – FSA Insured
3,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,627,014
	5.500%, 10/01/40
1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,073,090
	5.125%, 6/01/24 – AMBAC Insured (ETM)
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
700	5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	757,561
235	5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	AAA	254,324
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A, 5.125%,	4/12 at 100.00	AA+ (4)	2,175,160
	4/01/22 (Pre-refunded 4/01/12)
25	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/11 at 101.00	AAA	27,023
	General Obligation Construction Bonds, Second Series 2001, 5.000%, 6/01/17 (Pre-refunded 6/01/11)

11,805	Total U.S. Guaranteed			12,677,397

	Utilities – 1.7% (1.1% of Total Investments)
1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/08 at 100.00	N/R	1,218,075
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Water and Sewer – 5.5% (3.5% of Total Investments)
2,570	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%,	7/12 at 100.00	AA	2,574,163
	7/01/42 – FGIC Insured
345	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	353,746
	AMBAC Insured
660	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	661,828
	AMBAC Insured
430	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	479,945
	2005A, 5.000%, 9/01/15

4,005	Total Water and Sewer			4,069,682

$ 115,265	Total Investments (cost $117,132,180) – 156.3%			115,005,423

	Floating Rate Obligations – (2.3)%			(1,657,000)

	Other Assets Less Liabilities – (1.0)%			(756,448)

	Preferred Shares, at Liquidation Value – (53.0)% (5)			(39,000,000)

	Net Assets Applicable to Common Shares – 100%			$73,591,975

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.9)%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$115,005,423	$ —	$115,005,423

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $115,479,294.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,722,877
Depreciation	(3,853,701)

Net unrealized appreciation (depreciation) of investments	$(2,130,824)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008